Schedule of Investments (unaudited)
June 30, 2025
iShares® Future AI & Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.6%
CGI Inc.	265,828	$27,917,064
France — 2.8%
Capgemini SE	3,131	536,141
Dassault Systemes SE	822,920	29,823,974
		30,360,115
Israel — 2.0%
Camtek Ltd./Israel(a)(b)	254,174	21,968,263
Japan — 5.4%
Advantest Corp.	527,900	39,133,752
Appier Group Inc.	1,783,900	20,161,145
		59,294,897
South Korea — 0.2%
NAVER Corp.	2,575	500,026
SK Hynix Inc.	9,076	1,955,711
		2,455,737
Taiwan — 3.9%
Alchip Technologies Ltd.	242,000	25,659,728
Taiwan Semiconductor Manufacturing Co. Ltd.	445,000	16,273,359
		41,933,087
United States — 83.0%
Accenture PLC, Class A	96,034	28,703,602
Adobe Inc.(a)	8,101	3,134,115
Advanced Micro Devices Inc.(a)	377,240	53,530,356
Alphabet Inc., Class A	172,444	30,389,806
Amazon.com Inc.(a)	140,833	30,897,352
Amkor Technology Inc.	975,580	20,477,424
Ansys Inc.(a)	88,838	31,201,682
Arista Networks Inc.(a)(b)	473,975	48,492,382
Autodesk Inc.(a)	102,091	31,604,311
Bentley Systems Inc., Class B	448,845	24,224,165
Broadcom Inc.	188,100	51,849,765
Cloudflare Inc., Class A(a)	5,485	1,074,128
Cognizant Technology Solutions Corp., Class A	377,424	29,450,395
Constellation Energy Corp.	101,366	32,716,890
Crowdstrike Holdings Inc., Class A(a)	4,632	2,359,124
EPAM Systems Inc.(a)	130,294	23,038,585
Fortinet Inc.(a)	12,387	1,309,554
Intel Corp.	79,622	1,783,533
International Business Machines Corp.	111,567	32,887,720
Marvell Technology Inc.	439,039	33,981,619
Meta Platforms Inc., Class A	38,978	28,769,272
Security	Shares	Value
United States (continued)
Micron Technology Inc.	18,168	$2,239,206
Microsoft Corp.	64,717	32,190,883
MongoDB Inc., Class A(a)	117,267	24,624,897
Nvidia Corp.	322,066	50,883,207
Okta Inc.(a)	3,210	320,904
Onto Innovation Inc.(a)	206,641	20,856,276
Oracle Corp.	28,950	6,329,338
Palantir Technologies Inc., Class A(a)	230,417	31,410,445
Palo Alto Networks Inc.(a)(b)	12,347	2,526,690
PTC Inc.(a)(b)	164,791	28,400,081
Qualcomm Inc.	19,742	3,144,111
SentinelOne Inc., Class A(a)	6,266	114,542
ServiceNow Inc.(a)	3,870	3,978,670
Snowflake Inc., Class A(a)	144,049	32,233,845
Super Micro Computer Inc.(a)(b)	1,064,687	52,180,310
UiPath Inc., Class A(a)	1,610,217	20,610,778
Vertiv Holdings Co., Class A	409,952	52,641,936
Zscaler Inc.(a)(b)	1,586	497,909
		907,059,808
Total Long-Term Investments — 99.9% (Cost: $920,339,185)		1,090,988,971
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	35,309,266	35,323,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	950,000	950,000
Total Short-Term Securities — 3.3% (Cost: $36,273,389)		36,273,389
Total Investments — 103.2% (Cost: $956,612,574)		1,127,262,360
Liabilities in Excess of Other Assets — (3.2)%		(34,795,458)
Net Assets — 100.0%		$1,092,466,902

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Future AI & Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,805,361	$—	$(23,478,232)(a)	$(5,738)	$1,998	$35,323,389	35,309,266	$34,570 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,020,000	—	(70,000)(a)	—	—	950,000	950,000	11,368	—
				$(5,738)	$1,998	$36,273,389		$45,938	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index	2	09/19/25	$916	$41,663
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$934,976,872	$156,012,099	$—	$1,090,988,971
Short-Term Securities
Money Market Funds	36,273,389	—	—	36,273,389
	$971,250,261	$156,012,099	$—	$1,127,262,360

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Future AI & Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$41,663	$—	$—	$41,663

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.